Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

Note 10. Property, Plant and Equipment

A summary of property, plant, and equipment as at June 30, 2025 and December 31, 2024 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At December 31, 2024	104,811	286,153	54,315	445,279
Additions	120	2,291	4,116	6,527
Disposals(1)	(6,826)	(25,581)	(426)	(32,833)
Reclassifications	1,930	13,678	(15,608)	—
Exchange differences	8,967	15,660	4,847	29,474
At June 30, 2025	109,002	292,201	47,244	448,447
Accumulated depreciation and impairment
At December 31, 2024	(23,376)	(109,525)	(18,179)	(151,080)
Depreciation charge	(3,152)	(12,662)	—	(15,814)
Disposals(1)	6,826	25,005	426	32,257
Exchange differences	(2,270)	(6,703)	(272)	(9,245)
At June 30, 2025	(21,972)	(103,885)	(18,025)	(143,882)
Cost, net accumulated depreciation and impairment
At December 31, 2024	81,435	176,628	36,136	294,199
At June 30, 2025	87,030	188,316	29,219	304,565

(1) Relates primarily to disposed assets due to the closure of the Group’s production facility in Singapore.

Depreciation expense for the three months ended June 30, 2025 was $8.4 million (2024: $8.7 million). Depreciation expense for the six months ended June 30, 2025 was $15.8 million (2024: $17.3 million).